Stock Based Compensation Plans: (Details 2)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Stock Based Compensation Plans Details Two [Abstract]
Outstanding Options Number: $1.92 | shares	444,922
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 609,543
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	3 years 161 days
Exercisable Options Number: $1.92 | shares	444,922
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 609,543
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	3 years 161 days
Outstanding Options Number: $2.69 | shares	125,000
Outstanding Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Outstanding Options Aggregate Intrinsic Value: $2.69 | $	$ 75,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.69	9 years 120 days
Exercisable Options Number: $2.69 | shares	62,500
Exercisable Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Exercisable Options Aggregate Intrinsic Value: $2.69 | $	$ 37,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.69	9 years 120 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 72,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	161 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 72,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	161 days
Outstanding Options Number: $3.15 | shares	3,544,643
Outstanding Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Outstanding Options Aggregate Intrinsic Value: $3.15 | $	$ 496,250
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.15	9 years 47 days
Exercisable Options Number: $3.15 | shares	2,519,645
Exercisable Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Exercisable Options Aggregate Intrinsic Value: $3.15 | $	$ 352,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.15	9 years 47 days
Outstanding Options Number: $3.45 | shares	102,000
Outstanding Options Weighted Average Exercise Price: $3.45 | $ / shares	$ 3.45
Outstanding Options Aggregate Intrinsic Value: $3.45 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.45	18 days
Exercisable Options Number: $3.45 | shares	102,000
Exercisable Options Weighted Average Exercise Price: $3.45 | $ / shares	$ 3.45
Exercisable Options Aggregate Intrinsic Value: $3.45 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.45	18 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	18 days
Exercisable Options Number: $3.89 | shares	100,000
Exercisable Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	18 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	6 years 102 days
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	6 years 102 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	6 years 204 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	6 years 204 days
Outstanding Options Number: $1.92 - $4.02 | shares	5,091,565
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.13
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 1,253,293
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	7 years 208 days
Exercisable Options Number: $1.92 - $4.02 | shares	4,004,067
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.13
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 1,072,293
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	7 years 55 days